EQUITY - Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Net income for the year	$ 670,249	$ 561,945
Weighted average number of common shares outstanding - basic	437,678,000	243,708,000
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	738,000	598,000
Add: Dilutive impact of employee stock options	117,000	426,000
Weighted average number of common shares outstanding - diluted	438,533,000	244,732,000
Net income per share - basic	$ 1.53	$ 2.31
Net income per share - diluted	$ 1.53	$ 2.30
Anti-dilutive employee stock options	4,194,765	2,806,786